Prepaid Expenses and Othe Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Othe Current Assets [Abstract]
PREPAID EXPENSES AND OTHE CURRENT ASSETS
NOTE 7:	PREPAID EXPENSES AND OTHE CURRENT ASSETS

Composition:

	December 31,
	2023	2022
	U.S. dollars in thousands

Prepaid expenses and other receivables	29	71
Government authorities (*)	11	14

	40	85

(*)	The government authorities are monetary items, which are denominated or linked is NIS.

The carrying amount of government authorities is a reasonable approximation of the fair value because the effect of discounting is immaterial.